Notes Payable (Details) - Schedule of Estimated Future Minimum Principal Payments of Notes Payable	Dec. 31, 2023 USD ($)
Schedule of Estimated Future Minimum Principal Payments of Notes Payable [Abstract]
2024	$ 6,110,291
2025	105,068
2026	75,485
2027	62,699
2028	30,894
Total payments	$ 6,384,437